UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL              07/12/2010
--------------------------     -------------------         -------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          151

Form 13F Information Table Value Total:  $   110,037
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                      VALUE    SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                                 COMMON STOCK    88579Y101   1,878     23,770 SH        Sole             23,770
ABBOTT LABORATORIES                       COMMON STOCK    002824100   1,653     35,326 SH        Sole             35,326
ABIOMED, INC.                             COMMON STOCK    003654100     184     19,000 SH        Sole             19,000
ACXIOM CORPORATION                        COMMON STOCK    005125109     162     11,000 SH        Sole             11,000
AIRTRAN HLDGS INC COM                     COMMON STOCK    00949P108     145     30,000 SH        Sole             30,000
AKAMAI TECHNOLOGIES COM                   COMMON STOCK    00971T101     406     10,000 SH        Sole             10,000
ALLSCRIPTS HLTHCAR SOL COM                COMMON STOCK    01988P108     225     14,000 SH        Sole             14,000
AMERICAN EXPRESS COMPANY                  COMMON STOCK    025816109   1,896     47,750 SH        Sole             47,750
AMERICAN INTL GROUP INC                   COMMON STOCK    026874784     235      6,837 SH        Sole              6,837
AMGEN INC COM                             COMMON STOCK    031162100     479      9,108 SH        Sole              9,108
AMYLIN PHARMACEUTICALS, INC.              COMMON STOCK    032346108     244     13,000 SH        Sole             13,000
APACHE CORP COM                           COMMON STOCK    037411105     613      7,282 SH        Sole              7,082        200
APPLIED MICRO CIRCUITS COM                COMMON STOCK    03822W109     794     75,750 SH        Sole             75,750
AT&T INC COM                              COMMON STOCK    00206R102     502     20,747 SH        Sole             20,647        100
AVIS BUDGET GROUP COM                     COMMON STOCK    053774105     177     18,000 SH        Sole             18,000
AVON PRODUCTS INC COM                     COMMON STOCK    054303102   1,644     62,054 SH        Sole             62,054
BAFFINLAND IRON MINES                     COMMON STOCK    056620107      27     75,000 SH        Sole             75,000
BANK OF AMERICA CORP                      COMMON STOCK    060505104     799     55,617 SH        Sole             54,617      1,000
BAXTER INTL INC COM                       COMMON STOCK    071813109   1,118     27,520 SH        Sole             27,520
BB&T CP                                   COMMON STOCK    054937107   1,417     53,855 SH        Sole             53,855
BECKMAN COULTER INC COM                   COMMON STOCK    075811109     408      6,772 SH        Sole              6,772
BRISTOL MYERS SQUIBB COM                  COMMON STOCK    110122108   1,671     66,986 SH        Sole             66,986
CALGON CARBON CORP                        COMMON STOCK    129603106     324     24,465 SH        Sole             24,465
CALIFORNIA PIZZA KITCHEN INC              COMMON STOCK    13054D109     278     18,367 SH        Sole             18,367
CATERPILLAR INC DEL COM                   COMMON STOCK    149123101   1,932     32,158 SH        Sole             32,158
CHARDAN SOUTH CHINA ACQUISITIO            COMMON STOCK    G04136100     285     40,000 SH        Sole             40,000
CHEVRON CORP                              COMMON STOCK    166764100   1,789     26,357 SH        Sole             26,357
CHINA MOBILE LIMITED                      COMMON STOCK    16941M109   1,699     34,377 SH        Sole             34,377
CIENA CORP COM                            COMMON STOCK    171779309     880     69,429 SH        Sole             69,429
CISCO SYS INC COM                         COMMON STOCK    17275R102     631     29,622 SH        Sole             29,222        400
CITIGROUP INC COM                         COMMON STOCK    172967101      55     14,530 SH        Sole             14,530
CLEAR CHANNEL OUTDOOR CL A                COMMON STOCK    18451C109     254     29,300 SH        Sole             29,300
COLGATE PALMOLIVE CO                      COMMON STOCK    194162103   1,523     19,338 SH        Sole             19,338
COMPOSITE TECH CORP COM                   COMMON STOCK    20461s108      47    218,400 SH        Sole            218,400
CONCURRENT COMPUTR NEW COM                COMMON STOCK    206710204     325     69,000 SH        Sole             69,000
CONEXANT SYSTEMS INC COM                  COMMON STOCK    207142100     250    111,600 SH        Sole            111,600
CONOCOPHILLIPS COM                        COMMON STOCK    20825C104   1,658     33,781 SH        Sole             33,781
CORRECTIONS CORP OF AMERICA               COMMON STOCK    22025Y407     351     18,372 SH        Sole             18,372
CREE INC COM                              COMMON STOCK    225447101     246      4,100 SH        Sole              3,800        300
CTC MEDIA, INC.                           COMMON STOCK    12642X106     353     24,413 SH        Sole             24,413
DEERE & CO COM                            COMMON STOCK    244199105   1,325     23,800 SH        Sole             23,800
DIVX INC COM                              COMMON STOCK    255413106     139     18,100 SH        Sole             18,100
DRYSHIPS INC.                             COMMON STOCK    Y2109Q101      46     13,000 SH        Sole             13,000
DU PONT E I DE NEMOURS COM                COMMON STOCK    263534109   1,943     56,160 SH        Sole             56,160
DUKE ENERGY CORP COM                      COMMON STOCK    26441C105     264     16,500 SH        Sole             16,200        300
DYADIC INTL INC DEL COM                   COMMON STOCK    26745T101     100     55,000 SH        Sole             55,000
E M C CORP MASS COM                       COMMON STOCK    268648102     573     31,290 SH        Sole             31,290
E*TRADE FINANCIAL CORPORATION             COMMON STOCK    269246104     827     70,000 SH        Sole             70,000
EMERSON ELEC CO COM                       COMMON STOCK    291011104   1,482     33,928 SH        Sole             33,928
ENERGY CONVERSION DEVICES, INC            COMMON STOCK    292659109      92     22,500 SH        Sole             22,500
EV3 INC.                                  COMMON STOCK    26928A200     466     20,810 SH        Sole             20,810
EXXON MOBIL CORP COM                      COMMON STOCK    30231G102     967     16,942 SH        Sole             16,742        200
FORD MTR CO DEL COM PAR $0.01             COMMON STOCK    345370860     175     17,395 SH        Sole             17,395
FTI CONSULTING INC COM                    COMMON STOCK    302941109     439     10,064 SH        Sole             10,064
FUELCELL ENERGY, INC.                     COMMON STOCK    35952H106      47     40,000 SH        Sole             40,000
GANNETT INC COM                           COMMON STOCK    364730101     202     15,000 SH        Sole             15,000
GARMIN LTD.                               COMMON STOCK    H2906T109   1,071     36,705 SH        Sole             36,705
GENERAL ELEC CO COM                       COMMON STOCK    369604103   1,831    126,979 SH        Sole            126,879        100
GERON CORP                                COMMON STOCK    374163103     113     22,600 SH        Sole             22,600
GILEAD SCIENCES INC COM                   COMMON STOCK    375558103     514     14,981 SH        Sole             14,681        300
GOOGLE INC CL A                           COMMON STOCK    38259P508     474      1,066 SH        Sole              1,066
HA-LO INDS INC COM                        COMMON STOCK    404429102       0     25,000 SH        Sole             25,000
HALLIBURTON CO                            COMMON STOCK    406216101   1,756     71,508 SH        Sole             71,008        500
HANCOCK HLDG CO COM                       COMMON STOCK    410120109   1,274     38,195 SH        Sole             38,195
HANSEN MEDICAL, INC.                      COMMON STOCK    411307101     107     50,404 SH        Sole             50,404
HARLEY-DAVIDSON INC                       COMMON STOCK    412822108   1,486     66,850 SH        Sole             66,850
HARRIS CP                                 COMMON STOCK    413875105   1,803     43,280 SH        Sole             43,280
HAWAIIAN ELEC INDS COM                    COMMON STOCK    419870100     387     17,007 SH        Sole             17,007
HEALTHWAYS, INC.                          COMMON STOCK    422245100     131     11,000 SH        Sole             11,000
HEWLETT PACKARD CO COM                    COMMON STOCK    428236103     222      5,119 SH        Sole              5,119
HOME DEPOT INC                            COMMON STOCK    437076102   1,881     67,017 SH        Sole             66,417        600
HUMAN GENOME SCIENCES COM                 COMMON STOCK    444903108   1,360     60,000 SH        Sole             60,000
HUNTSMAN CORP                             COMMON STOCK    447011107   1,619    186,725 SH        Sole            186,725
ICAD INC COM                              COMMON STOCK    44934S107     178     93,299 SH        Sole             93,299
IMMERSION CORPORATION                     COMMON STOCK    452521107     116     23,000 SH        Sole             23,000
IMPATH INC COM                            COMMON STOCK    45255g101       0     31,500 SH        Sole             31,500
INTEL CORP COM                            COMMON STOCK    458140100   2,003    102,998 SH        Sole            102,398        600
JOHNSON & JOHNSON COM                     COMMON STOCK    478160104   2,139     36,215 SH        Sole             35,915        300
JPMORGAN & CHASE & CO COM                 COMMON STOCK    46625H100     223      6,098 SH        Sole              6,098
KIMBERLY CLARK                            COMMON STOCK    494368103   1,593     26,277 SH        Sole             26,277
KRAFT FOODS INC CL A                      COMMON STOCK    50075N104   2,042     72,944 SH        Sole             72,944
LEVEL 3 COMMUNICTIONS COM                 COMMON STOCK    52729N100     109    100,000 SH        Sole            100,000
LIBERTY GLOBAL INC COM SER C              COMMON STOCK    530555309     351     13,492 SH        Sole             13,492
LUNA INOVATIONS                           COMMON STOCK    550351100      92     41,663 SH        Sole             41,663
MACROVISION SOLUTIONS CORP COM            COMMON STOCK    779376102     291      7,669 SH        Sole              7,669
MARATHON OIL CORP COM                     COMMON STOCK    565849106   1,778     57,200 SH        Sole             57,200
MASCO CORP COM                            COMMON STOCK    574599106   1,066     99,060 SH        Sole             99,060
MASTEC INC COM                            COMMON STOCK    576323109     191     20,300 SH        Sole             20,300
MAXIM INTEGRATED PRODS INC                COMMON STOCK    57772K101   1,587     94,830 SH        Sole             94,830
MBIA INC COM                              COMMON STOCK    55262C100     196     35,000 SH        Sole             35,000
MCDONALDS CORPORATION                     COMMON STOCK    580135101   1,375     20,878 SH        Sole             20,778        100
MEDICAL STAFFNG NTWK                      COMMON STOCK    58463F104       0     47,225 SH        Sole             47,225
MEDIVATION, INC.                          COMMON STOCK    58501N101     133     15,000 SH        Sole             15,000
MERCK & CO INC NEWCOM                     COMMON STOCK    58933Y105   1,710     48,898 SH        Sole             48,898
MGIC INVT CORP WIS COM                    COMMON STOCK    552848103     245     35,500 SH        Sole             35,500
MGM RESORTS INTERNATIONAL                 COMMON STOCK    552953101     280     29,000 SH        Sole             29,000
MID-AMER APT CMNTYS COM                   COMMON STOCK    59522J103     240      4,664 SH        Sole              4,664
MINATURA GOLD COM                         COMMON STOCK    602521106       6     18,091 SH        Sole             18,091
MINDSPEED TECH INC COM                    COMMON STOCK    602682106     266     35,467 SH        Sole             35,467
MYREXIS, INC.                             COMMON STOCK    62856h107     106     28,275 SH        Sole             28,275
NASDAQ OMX GROUP                          COMMON STOCK    631103108     251     14,095 SH        Sole             14,095
NATIONAL MED HLTH CARD COM NEW            COMMON STOCK    636918302       0     30,000 SH        Sole             30,000
NATURAL RESOURCE PARTNERS                 COMMON STOCK    63900P103     223      9,425 SH        Sole              9,425
NEUROCRINE BIOSCIENCES                    COMMON STOCK    64125C109     278     49,621 SH        Sole             49,621
NEW YORK CMNTY BANCORP COM                COMMON STOCK    649445103   1,720    112,665 SH        Sole            112,665
NEXTERA ENERGY, INC.                      COMMON STOCK    65339F101     358      7,350 SH        Sole              7,350
NORDSTROM INC                             COMMON STOCK    655664100   1,598     49,630 SH        Sole             49,630
NORTHROP GRUMMAN CORP COM                 COMMON STOCK    666807102   1,737     31,915 SH        Sole             31,915
NUANCE COMMUNICATIONS COM                 COMMON STOCK    67020y100     226     15,107 SH        Sole             15,107
NUCOR CP                                  COMMON STOCK    670346105   1,394     36,405 SH        Sole             36,405
NYSE EURONEXT                             COMMON STOCK    629491101   1,787     64,660 SH        Sole             64,660
OMNICELL, INC.                            COMMON STOCK    68213n109     129     11,000 SH        Sole             11,000
PALL CORP COM                             COMMON STOCK    696429307   1,650     47,995 SH        Sole             47,995
PAREXEL INTERNATIONAL CORPORAT            COMMON STOCK    699462107     260     12,000 SH        Sole             12,000
PARTNERRE LTD COM                         COMMON STOCK    G6852T105     414      5,904 SH        Sole              5,904
PEPSICO INC COM                           COMMON STOCK    713448108   2,612     42,849 SH        Sole             42,449        400
PFIZER INC COM                            COMMON STOCK    717081103     618     43,310 SH        Sole             42,310      1,000
PRICE T ROWE GROUP INC COM                COMMON STOCK    74144T108     266      5,985 SH        Sole              5,985
PROCTER & GAMBLE CO COM                   COMMON STOCK    742718109   2,000     33,346 SH        Sole             33,346
PROLOGIS                                  COMMON STOCK    743410102   1,558    153,805 SH        Sole            153,805
QWEST COMMUNICATIONS INTL INC             COMMON STOCK    749121109   1,738    331,069 SH        Sole            331,069
REALNETWORKS INC.                         COMMON STOCK    75605L104     125     38,000 SH        Sole             38,000
REGAL ENTMT GROUP CL A                    COMMON STOCK    758766109   1,612    123,637 SH        Sole            123,637
RESEARCH FRONTIERS                        COMMON STOCK    760911107     153     34,425 SH        Sole             34,425
ROYAL CARIBBEAN CRUISE COM                COMMON STOCK    V7780T103     296     13,000 SH        Sole             13,000
RPM INTL INC COM                          COMMON STOCK    749685103     239     13,419 SH        Sole             13,419
SATYAM COMPUTER SERV                      COMMON STOCK    804098101     157     30,500 SH        Sole             30,500
SILICON GRAPHICS INTL CORP                COMMON STOCK    82706L108     142     20,000 SH        Sole             20,000
SIRIUS XM RADIO INC COM                   COMMON STOCK    82967N108     290    305,500 SH        Sole            305,500
SKYWORKS SOLUTIONS INC COM                COMMON STOCK    83088M102     504     30,020 SH        Sole             30,020
STANDARD PACIFIC CORP.                    COMMON STOCK    85375C101     120     36,000 SH        Sole             36,000
SUNOCO, INC.                              COMMON STOCK    86764P109   1,604     46,130 SH        Sole             46,130
TD AMERITRADE HLDG CP COM                 COMMON STOCK    87236y108     153     10,000 SH        Sole             10,000
TELESTONE TECHNOLOGIES CORP.              COMMON STOCK    87953J102     152     18,000 SH        Sole             18,000
TELLABS INC COM                           COMMON STOCK    879664100     247     38,683 SH        Sole             38,683
TENET HEALTHCARE CORP COM                 COMMON STOCK    88033G100     369     85,000 SH        Sole             85,000
TEVA PHARMACEUTCL INDS ADR                COMMON STOCK    881624209     646     12,421 SH        Sole             12,421
TOMOTHERAPY INCORPORATED                  COMMON STOCK    890088107     137     43,000 SH        Sole             43,000
TUPPERWARE BRANDS CORPORATION             COMMON STOCK    899896104   2,487     62,409 SH        Sole             62,409
TYCO INTL LTD NEW COM                     COMMON STOCK    H89128104     681     19,317 SH        Sole             19,317
ULTRALIFE BATTERIES COM                   COMMON STOCK    903899102     110     25,561 SH        Sole             25,561
UNION PACIFIC CORP                        COMMON STOCK    907818108   1,955     28,120 SH        Sole             28,120
UNITED ONLINE, INC.                       COMMON STOCK    911268100      83     14,480 SH        Sole             14,480
UNITED PARCEL SERVICE INC                 COMMON STOCK    911312106   1,655     29,087 SH        Sole             29,087
VERIZON COMMUNICATIONS COM                COMMON STOCK    92343V104     303     10,814 SH        Sole             10,814
WALGREEN CO COM                           COMMON STOCK    931422109     928     34,750 SH        Sole             34,750
WELLPOINT INC COM                         COMMON STOCK    94973V107     206      4,200 SH        Sole              4,000        200
WINDSTREAM CORP COM                       COMMON STOCK    97381W104     348     32,918 SH        Sole             32,918
FPL CAPITAL 7.45% DUE 2067 CLB            PREFERRED STOCK 302570502     223      8,395 SH        Sole              8,395
METLIFE PFD A VAR RATE  CLBL 9            PREFERRED STOCK 59156R504     306     13,800 SH        Sole             13,800
OPEN JT STK CO-VIMPEL COMMUNIC            PREFERRED STOCK 68370R109       0     20,000 SH        Sole             20,000